CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenues from third parties	$ 5,423,704	$ 6,685,387
Revenue from related parties	2,057,707
Total revenues	7,481,411	6,685,387
Cost of revenues	(5,597,566)	(2,892,516)
Gross profit	1,883,845	3,792,871
Operating expenses
Selling and marketing expenses	(3,890,156)	(1,784,837)
General and administrative expenses	(4,532,566)	(1,563,423)
Research and development expenses	(775,867)	(930,904)
Total operating expenses	(9,198,589)	(4,279,164)
Loss from operations	(7,314,744)	(486,293)
Interest income (expenses), net	31,404	(153,869)
Government subsidy	210,894	11,811
Other (expenses) income, net	(813,127)	108,644
Loss before income taxes	(7,885,573)	(519,707)
Income tax expenses	(22,139)	(16)
Net loss	(7,907,712)	(519,723)
Net loss attributable to non-controlling interests	(55,079)	(123,161)
Net loss attributable to common shareholders	(7,852,633)	(396,562)
Unrealized foreign currency translation loss	(266,438)	(15,567)
Comprehensive loss	(8,174,150)	(535,290)
Less: comprehensive loss attributable to non-controlling interests	(49,573)	(133,227)
Comprehensive loss attributable to common shareholders	$ (8,124,577)	$ (402,063)
Weighted average number of ordinary share outstanding
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Basic	34,238,222	30,000,004
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Diluted	34,238,222	30,000,004
EARNINGS PER SHARE - Basic	$ (0.23)	$ (0.01)
EARNINGS PER SHARE - Diluted	$ (0.23)	$ (0.01)